INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY

NOTE 6 – INVENTORY:

Composed as follows:

	March 31,	December 31,
	2023	2022
	USD in thousands
Raw materials and supplies	258	438
Work in progress	300	148
Finished goods	135	44
	693	630

During the period ended March 31, 2023, no impairment occurred.

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 - INVENTORY:

	December 31,
	2022	2021
	USD in thousands
Raw materials and supplies	438	99
Work in progress	148	2
Finished goods	44	66
	630	167

During the years 2022 and 2021, no impairment occurred.